STOCKHOLDERS’ EQUITY	9 Months Ended
May 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

Stockholders’ Equity

The Company is authorized to issue 500,000,000 shares of Common Stock with a par value of $0.0001. As of May 31, 2022, and August 31, 2021, there were 44,086,091 and 40,433,399 shares outstanding, respectively.

In January 2022, the Company commenced a $10.0 million Unit Offering of its common stock and warrants at a Unit price of $1.25 per Unit, comprised of one share of its common stock, one Class C-1 Warrant which is exercisable to purchase one share of the Company’s common stock until January 15, 2025, at an exercise price of $2.00 per share, and one Class C-2 warrant which is exercisable to purchase one share of the Company’s common stock until January 15, 2025, at an exercise price of $4.00 per share.

The Company accounts for warrants issued to purchase shares of its common stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. Under those guidelines, the Company, using Black Scholes methodology using the variables below determined that the common stock value was $0.44, the C-1 warrant was $0.41 and the C-2 warrant was $0.40.

Exercise Price	$1.25 -$4,00
Stock Price	$1.25
Risk-free interest rate	0.04%
Expected volatility	223.3
Expected life (in years)	3.00
Expected dividend yield	$0

Issuance of Shares

During the nine months ended May 31, 2022, the Company issued the following shares:

•	200,000 shares to an investment banking firm for investment banking services. The shares were valued at $2.75 per share, which was the closing price of the shares on the date of issuance.
•	2,100,000 shares subject to vesting for services to a company employee. These common shares were valued at $0.44 per share as described above. The shares were valued at $924,000 amortized over a 60-month vesting period.
•	1,110,000 shares were sold to accredited investors under the Unit Offering. The Unit Offering was valued at $1.25 per Unit, as described above for a total proceeds of $1,387,500.
•	200,000 shares were issued to an investment banking firm for banking services. These shares were valued at $0.44 according to the methodology for the Unit Offering described above
•	42,692 shares were issued to an executive officer and director pursuant to the terms of his employment contract. These shares are subject to vesting amortized over 60 months and were valued at $0.44 according to the terms of the Unit Offering.

Warrants

As of May 31, 2022, and August 31, 2021, the Company had 590,000 Class A Warrants and 590,000 Class B warrants outstanding. Both sets of warrants entitle the holder to exercise the warrants on a cash or a cashless basis until August 5, 2024. The Class A Warrants have an exercise price of $2.00 per share, and the Class B Warrants have an exercise price of $5.00 per share, but otherwise have identical terms. Also pursuant to the Company’s Unit Offering, the Company had 1,110,000 Class C-1 warrants exercisable at $2.00 per share, and 1,110,000 Class C-2 warrants exercisable at $4.00 per share, both exercisable until January 15, 2025.